Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounting Policies [Abstract]
Net income available for allocation			$ 0	$ 0	$ 1,506
Number of equivalent common shares based on which undistributed earnings were allocated to the preferred stockholders					5,524
Diluted net income (loss) per share
Net income available to Textura Corporation common stockholders, basic and diluted	$ (39,925)	$ (13,344)	$ (19,780)	$ (30,894)	$ 1,893
Diluted weighted average shares:
Weighted average shares outstanding, basic			8,548	7,392	6,942
Add back: dilutive stock options (in shares)					80
Add back: dilutive warrants (in shares)					144
Weighted average shares used to compute diluted earnings per share			8,548	7,392	7,166
Net income per share available to the entity's common stockholders, diluted (in dollars per share)			$ (2.31)	$ (4.18)	$ 0.26
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,458	11,056	11,011	8,812	9,436
Redeemable or Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			5,558	5,504	5,524
Preferred Class A [Member] | Submittal Exchange Holdings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			963
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	696	622	630	348	232
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,429	2,468	2,448	1,836	1,682
Common and Preferred Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,333	1,439	1,412	1,124	714
Convertible Debentures [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares					1,284